Property and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 348	$ 89
Property and equipment	232
Capital lease	$ 157